Balance Sheet Components - Schedule of accrued expenses (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components
Compensation payable	$ 60,534	$ 597,849	$ 651,053
Commission liability	31,026
Accrued employee taxes	425,096	349,256
Accrued mobile expenses	328,402
Other accrued liabilities	96,792	112,427	72,485
Accrued expenses	$ 941,850	$ 1,059,532	$ 809,203